Document and Entity Information	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	Lionheart III Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41011
Entity Tax Identification Number	36-4981022
Entity Address, Address Line One	4218 NE 2nd Avenue
Entity Address, City or Town	Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	515-3930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001845991
Amendment Flag	false